Property and Equipment - Schedule of Property and Equipment (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 915,080	$ 698,537
Less: Accumulated Depreciation	(732,039)	(680,475)
Property and Equipment, Net	183,041	18,062
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	457,893	466,397
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	184,524	184,524
Automobile [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	45,558
Software [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	227,106
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross		$ 47,616